Shareholders' Equity (Deficit) (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	May. 16, 2014	Mar. 31, 2014	Mar. 26, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013
Stock issued during period, shares, new issues				166,668
Additional Warrants Issued				562,352
Adjustments to Additional Paid in Capital, Warrant Issued	$ 690,187			$ 6,026,070	$ 690,187
Common Stock, Shares Authorized				200,000,000	200,000,000
Common Stock, Par Or Stated Value Per Share				$ 0.001	$ 0.001
Preferred Stock, Shares Authorized				20,000,000	20,000,000
Preferred Stock, Par Or Stated Value Per Share				$ 0.001	$ 0.001
Accounts Payable and Accrued Liabilities [Member]
Stock Issued During Period, Shares, Other			176,283
Stock Issued During Period, Value, Other			$ 275,000
Compensation For Services [Member]
Stock Issued During Period, Shares, Other		500,000
Warrant
Adjustments to Additional Paid in Capital, Warrant Issued				$ 2,072,911	$ 898,719
Investor Relations
Stock Issued During Period, Shares, Other				166,668	125,001
Stock Issued During Period, Value, Other				$ 296,669	$ 404,587
2013 Notes
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.89
Private Placement
Stock issued during period, shares, new issues				6,040,921	5,725,327
Sale of stock, price per share					$ 2.34
Proceeds from issuance of private placement				$ 10,100,000	$ 7,600,000
Payments of stock issuance costs				$ 1,071,568	$ 1,365,085
Class of warrant or right of warrants or rights expiring period					36 months
Share Price				$ 2.50
Stock Issued During Period, Shares, Issued for Services				37,838
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs				$ 70,000
Private Placement | 2013 Notes
Description on additional warrants issuance to investors				For each dollar that was invested in the 2013 Notes, the Company would issue one-half of one common share purchase warrant for their investment in the private placement transaction for up to 150% of their investment in the 2013 Notes.
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 2.34